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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Barry N. Hurwitz, Esq. Morgan, Lewis & Bockius LLP, One Federal St., Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-737-3225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/2019 - 6/30/2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEC 2451 (4-03)	PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Trust - File No. 811-00082

CGM Mutual Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
Abbvie Inc.	ABB	00287Y109	5/8/2020	1. To elect four directors: 01 Robert J. Alpern, 02. Edward M. Liddy, 03. Melody B. Meyer, 04. Frederick H. Waddell.	Issuer	Yes	For	For
				2. Ratification of Ernst & Young LLP as AbbVie's independent registered public accounting firm for 2020.	Issuer	Yes	For	For
				3. An advisory vote on the approval of executive compensation.	Issuer	Yes	For	For
				4. Approval of a management proposal regarding amendment of the certificate of incorporation to eliminate supermajority voting.	Issuer	Yes	For	For
				5. Stockholder proposal to Issue and Annual Report on Lobbying.	Security Holder	Yes	Against	For
				6. Stockholder proposal to Adopt a Policy to Require Independent Chairman.	Security Holder	Yes	Against	For
				7. Stockholder proposal to Issue a Compensation Committee Report on Drug Pricing.	Security Holder	Yes	Against	For

Adobe Inc.	ADBE	00724F101	4/9/2020	1. To elect eleven directors: 1A. Amy Banse, 1B. Frank Calderoni, 1C. James Daley, 1D. Laura Desmond, 1E. Charles Geschke, 1F. Shantanu Narayen, 1G. Kathleen Oberg, 1H. Dheeraj Pandey, 1I. David Ricks, 1J. Daniel Rosensweig, 1K. John Warnock.	Issuer	Yes	For	For
				2. Approve the 2020 Employee Stock Purchase Plan, which amends and restates the 1997 Employee Stock Purchase Plan.		Yes	For	For
				3. Ratify the appointment of KPMG LLP as Adobe's independent registered public accounting firm for fiscal year ending on November 27, 2020.		Yes	For	For
				4. Approve, on advisory basis, the compensation of named executive officers.		Yes	For	For
				5. Consider and vote upon one stockholder proposal regarding gender/racial pay equity.	Security Holder	Yes	Against	For

Azul S.A.	AZUL	05501U106	12/9/2019	1. To approve the execution of a Cooperation Agreement to be carried out between Azul Linhas Aereas Brasileiras S.A. ("ALAB") and Transportes Aereos Portugueses, SA. ("TAP"), an entity in which our controlling shareholder owns a relevant share participation, regarding a "Non-Corporate Joint Venture" directed to offer joint air transport services.	Issuer	No

Bank of America Corporation	BAC	60505104	4/22/2020	1. To elect seventeen directors: 1a. Sharon L. Allen, 1b. Susan S. Bies, 1c. Jack O. Bovender, Jr., 1d. Frank P. Bramble, Sr., 1e. Pierre J.P. de Weck, 1f. Arnold W. Donald, 1g. Linda P. Hudson, 1h. Monica C. Lozano, 1i. Thomas J. May, 1j. Brian T. Moynihan, 1k. Lionel L. Nowell III, 1l. Denise L. Ramos, 1m. Clayton S. Rose, 1n. Michael D. White, 1o. Thomas D. Woods, 1p. R. David Yost, 1q. Maria T. Zuber.	Issuer	No
				2. Approve executive compensation.	Issuer	No
				3. Ratifying the appointment of Company's independent registered public accounting firm for 2020.	Issuer	No
				4. Make shareholder proxy access more accessible.	Security Holder	No
				5. Adopt a new shareholder right - written consent.	Security Holder	No

				6. Report concerning gender/racial pay equity.	Security Holder	No
				7. Review of Statement of Purpose of a Corporation and Report on Recommended Changes to Governance Documents, Policies, and Practices.	Security Holder	No

Citigroup Inc.	C	172967424	4/21/2020	1. To elect sixteen directors: 1a. Michael L. Corbat, 1b. Ellen M. Costello, 1c. Grace E. Dailey, 1d. Barbara J. Desoer, 1e. John C. Dugan, 1f. Duncan P. Hennes, 1g. Peter B. Henry, 1h. S. Leslie Ireland, 1i. Lew W. (Jay) Jacobs, IV, 1j. Renee J. James, 1k. Gary M. Reiner, 1l. Diana L. Taylor, 1m. James S. Turley, 1n. Deborah C. Wright, 1o. Alexander R. Wynaendts, 1p. Ernesto Zedillo Ponce de Leon.	Issuer	No
				2. Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2020.	Issuer	No
				3. Advisory vote to approve Citi's 2019 Executive Compensation.	Issuer	No
4. Approval of Additional Authorized Shares under the Citigroup 2019 Stock Incentive Plan.
				5. Stockholder proposal requesting an amendment to Citi's proxy access by-law provisions pertaining to the aggregation limit.	Security Holder	No
				6. Stockholder proposal requesting that the Board review Citi's governance documents and make recommendations to shareholders on how the "Purpose of a Corporation" signed by Citi's CEO can be fully implemented.	Security Holder	No
				7. Stockholder proposal requesting a report disclosing information regarding Citi's lobbying policies and activities.	Security Holder	No

Fiat Chrysler Automobiles N.V.	FCAU	N31738102	6/26/2020	2C. Renumeration report 2019 (advisory voting).	Issuer	No
				2D. Adoption of the 2019 annual accounts.	Issuer	No
				2E. Granting of discharge to the directors in respect of the performance of their duties during the financial year 2019.	Issuer	No
				3A. Re-appointment of executive director: John Elkann.	Issuer	No
				3B. Re-appointment of executive director: Michael Manley.	Issuer	No
				3C. Re-appointment of executive director: Richard K. Palmer.	Issuer	No
				4A. Re-appointment of non-executive director: Ronald L. Thompson.	Issuer	No
				4B. Re-appointment of non-executive director: John Abbott.	Issuer	No
				4C. Re-appointment of non-executive director: Andrea Agnelli.	Issuer	No
				4D. Re-appointment of non-executive director: Tiberto Brandolini d' Adda.	Issuer	No
				4E. Re-appointment of non-executive director: Glenn Earle.	Issuer	No
				4F. Re-appointment of non-executive director: Valerie A. Mars.	Issuer	No
				4G. Re-appointment of non-executive director: Michalangelo A. Volpi.	Issuer	No
				4H. Re-appointment of non-executive director: Patience Wheatcroft.	Issuer	No
				4I. Re-appointment of non-executive director: Ermenegildo Zegna.	Issuer	No
				5. Proposal to appoint Ernst & Young Accountants LLP as the Company's independent auditor.	Issuer	No

				6.1. Proposal to designate the Board of Directors as the corporate body authorized to issue common shares and to grant rights to subscribe for common shares as provided for in article 6 of the Company's articles of association.	Issuer	No
				6.2. Proposal to designate the Board of Directors as the corporate body authorized to limit or to exclude pre-emptive rights for common shares as provided for in article 7 of the Company's articles of association.	Issuer	No

Horizon Therapeutics PLC	HZNP	G4618801	4/30/2020	1A. Election of Class III Director: Gino Santini.	Issuer	Yes	For	For
				1B. Election of Class III Director: James Shannon, M.D.	Issuer	Yes	For	For
				1C. Election of Class III Director: Timothy Walbert.	Issuer	Yes	For	For
				2. Approval of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for fiscal year ending December 31, 2020 and authorization of the Audit Committee to determine the auditors' renumeration.	Issuer	Yes	For	For
				3. Approval, on advisory basis, of the compensation of Company's named executive officers.	Issuer	Yes	For	For
				4. Authorization for us and / or any of our subsidiaries to make market purchases or overseas market purchases of our ordinary shares.	Issuer	Yes	For	For
				5. Approval of the 2020 Equity Incentive Plan.	Issuer	Yes	For	For
				6. Approval of the 2020 Employee Share Purchase Plan.	Issuer	Yes	For	For

Lennar Corporation	LEN	526057104	4/7/2020	1. Elect twelve directors: 1A. Rick Beckwitt, 1B. Irving Bolotin, 1C. Steven L. Gerard, 1D. Tig Gilliam 1E. Sherrill W. Hudson, 1F. Jonathan M. Jaffe, 1G. Sidney Lapidus, 1H. Teri P. McClure, 1I. Stuart Miller, 1J. Armando Olivera, 1K. Jeffrey Sonnenfeld, 1L. Scott Stowell.	Issuer	Yes	For	For
				2. Approve, on an advisory basis, the compensation of named executive officers.	Issuer	Yes	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for the fiscal year ending November 30, 2020.	Issuer	Yes	For	For

Microsoft Corporation	MSFT	594918104	12/4/2019	1. To elect thirteen directors: 1A. Williams H. Gates III, 1B. Reid G. Hoffman, 1C. Hugh F. Johnston, 1D. Teri L. List-Stoll, 1E. Satya Nadella, 1F. Sandra E. Peterson, 1G. Penny S. Pritzker, 1H. Charles W. Scharf, 1I. Arne M. Sorenson, 1J. John W. Stanton, 1K. John W. Thompson, 1L. Emma Walmsley, 1M. Padmasree Warrior.	Issuer	Yes	For	For
				2. Advisory vote to approve named executive officer compensation.	Issuer	Yes	For	For
				3. Ratification of Deloitte & Touche LLP as Company's independent auditor for fiscal year 2020.	Issuer	Yes	For	For
				4. Shareholder proposal regarding report on employee representation on board of directors.	Security Holder	Yes	Against	For
				5. Shareholder proposal regarding report on gender pay gap.	Security Holder	Yes	Against	For

Northrop Grumman Corporation	NOC	666807102	5/20/2020	1. To elect twelve directors: 1a. Kathy J. Warden, 1b. Marianne C. Brown, 1c. Donald E. Felsinger, 1d. Ann M. Fudge, 1e. Bruce S. Gordon, 1f. William H. Hernandez, 1g. Madeleine A. Kleiner, 1h. Karl J. Krapek, 1i. Gary Roughead, 1j. Thomas M. Schoewe, 1k. James S. Turley, 1l. Mark A. Welsh III.	Issuer	Yes	For	For
				2. Proposal to approve, on an advisory basis, the compensation of the Company's executive officers.	Issuer	Yes	For	For

				3. Proposal to ratify the appointment of Deloitte & Touche LLP as the Company's independent auditor for fiscal year ending December 31, 2020.	Issuer	Yes	For	For
				4. Shareholder proposal that the Company assess and report on potential human rights impacts that could result from governments' us of the Company's products and services, including in conflict-affected areas.	Security Holder	Yes	Against	For
				5. Shareholder proposal to move to a 3% ownership threshold for shareholders to request action by written consent.	Security Holder	Yes	Against	For

Petroleo Brasileiro S.A.	PBR	71654V408	8/9/2019	I. Election of two members of the Board of Directors appointed by the controlling shareholder: 1. Nivio Ziviani, 2. Walter Mendes de Oliveira Filho.	Issuer	No
				II. Withdrawal of the public offering and delisting of the shares of Petroleo Brasileiro S.A. - Petrobras of Bolsas y Mercados Argentinos SA ("BYMA"), through a voluntary withdrawal of the public offering regime in Argentia, based on Article 32, subsection "C", Section VIII, Chapter II of Title III of the Comision Nacional de Valores ("CNV"), which alows the Company to withdraw the public offering and delisting regime in BYMA without the need to make a public offering of actions.	Issuer	No

Petroleo Brasileiro S.A.	PBR	71654V408	9/30/2019	I. Merger of Petrobras Logistica de Gas S.A. ("Logigas") into Petrobras to: (1) Confirm KPMG Auditores Independentes ("KPMG") as Petrobras' contractor to prepare the relevant Logigas' Evaluation Report, at book value, pursuant to paragraph 1 of article 227 of the Act 6404, of 12.15.1976. (2) Approve the Evaluation Report prepared by KPMG at book value regarding Logigas' shareholder' equity. (3) Approve all terms and conditions of the Merger Proposal and Basis, entered into by...	Issuer	No
				II. Proposal of amendment to Petrobras" Articles of Merger in order to change articles 18, 20, 21, 23, 25, 29, 30, 35, 43 and 53 of said charter, and consequent consolidation of said Articles of Merger pursuant to Management proposal filed with the Brazilian Securties and Exchange Commission - CM (Comissao de Valores Mobilarios) and Company through respective electronic addresses.	Issuer	No
				III. Amend the overall amount of management compensation, as approved by General and Special Shareholders' Meeting dated April 25, 2019, in order to include the Digital Transformation and Innovation Executive Officer's renumeration.	Issuer	No

Philip Morris International Inc.	PM	718172109	5/6/2020	1. To elect ten directors: 1a. Andre Calantzopoulos, 1b. Louis C. Camilleri, 1c. Werner Geissler, 1d. Lisa A. Hook, 1e. Jennifer Li, 1f. Jun Makihara, 1g. Kalpana Morparia, 1h. Lucio A. Noto, 1i. Frederik Paulsen, 1j. Robert B. Polet.	Issuer	Yes	For	For
				2. Advisory vote approving executive compensation.	Issuer	Yes	For	For
				3. Ratfication of PricewaterhouseCoopers SA as independent auditors.	Issuer	Yes	For	For

Taylor Morrison Home Corporation	TMHC	87724P106	1/30/2020	1. Approve the issuance of shares of common stock of Taylor Morrison Home Corporation to William Lyon Homes stockholders in connection with the merger contemplated by the Agreement and Plan of Merger, dated as of November 5, 2019, by and among Taylor Morrison, Tower Merger Sub, Inc. and William Lyon Homes.	Issuer	No
				2. Approve the adjournment of the Taylor Morrison Special Meeting to another time or place, if necessary or appropriate, as determined by Taylor Morrison, to solicit additional proxies if there are insufficient votes at the time of the Taylor Morrison Special Meeting or any adjournments thereof to approve the share issuance proposal.	Issuer	No

Taylor Morrison Home Corporation	TMHC	87724P106	5/28/2020	1. To elect eight directors: 01. Jeffry L. Flake, 02. Gary H. Hunt, 03. Peter Lane, 04. William H. Lyon, 05. Anne L. Mariucci, 06. Andrea Owen, 07. Sheryl D. Palmer, 08. Denise F. Warren.	Issuer	Yes	For	For
				2. Advisory vote to approve the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				3. Advisory vote on the frequency of future advisory votes to approve the compensation of Company's named executive officers at 1 year.	Issuer	Yes	For	For
				4. Ratification of the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for the fiscal year ending December 31, 2020.	Issuer	Yes	For	For

Thor Industries, Inc.	THO	885160101	12/13/2019	1. To elect nine directors: 01. Andrew Graves, 02. Amelia A. Huntington, 03. Wilson Jones, 04. Christopher Klein, 05. J. Allen Kosowsky, 06. Robert W. Martin, 07. Peter B. Orthwein, 08. Jan H. Suwinski, 09. James L. Ziemer.	Issuer	Yes	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for fiscal year 2020.	Issuer	Yes	For	For
				3. Non-binding advisory vote to approve the compensation of Company's named executive officers.	Issuer	Yes	For	For

Vertex Pharmaceuticals Incorporated	VRTX	92532F100	6/3/2020	1. To elect ten directors: 1A. Sangeeta Bhatia, 1B. Lloyed Carney, 1C. Alan Garber, 1D. Terrence Kearney, 1E. Reshma Kewalramani, 1F. Yuchun Lee, 1G. Jeffrey Leiden, 1H. Margaret McGlynn, 1I. Diana McKenzie, 1J. Bruce Sachs.	Issuer	Yes	For	For
				2. Ratification of Ernst & Young LLP as Company's independent registered public accounting firm for the year ending December 31, 2020.	Issuer	Yes	For	For
				3. Advisory vote on named executive officer compensation.	Issuer	Yes	For	For
				4. Shareholder proposal regarding a report on Company's policies and activities with respect to lobbying.	Security Holder	Yes	No	For

VF Corporation	VFC	918204108	7/16/2019	1. To elect twelve directors: 01. Richard T. Carucci, 02. Juliana L. Chugg, 03. Benno Dorer, 04. Mark S. Hoplamazian, 05. Laura W. Lang, 06. W. Alan McCollough, 07. W. Rodney McMullen, 08. Clarence Otis, Jr., 09. Steven E. Rendle, 10. Carol L. Roberts, 11. Matthew J. Shattock, 12. Veronica B. Wu.	Issuer	No
				2. Advisory vote to approve named executive officer compensation.	Issuer	No
				3. Ratification of the selection of PricewaterhouseCoopers LLP as VF's independent registered public accounting firm for the 2020 fiscal year.	Issuer	No

Vulcan Materials Company	VMC	929160109	5/8/2020	1. To elect four directors: 1A. Melissa H. Anderson, 1B. O.B. Grayson Hall, Jr., 1C. James T. Prokopanko, 1D. George Willis.	Issuer	No
				2. Approval, on an advisory basis, of the compensation of Company's named executive officers.	Issuer	No
				3. Ratification of the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for 2020.	Issuer	No

CGM Trust - File No. 811-00082

CGM Realty Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
Alexandria Real Estate Equities, Inc.	ARE	015271109	6/8/2020	1. Election of nine directors: 1.A. Joel S. Marcus, 1.B. Steven R. Hash, 1.C. John L. Atkins, III, 1.D. James P. Cain, 1.E. Maria C. Freire, 1.F. Jennifer Friel Goldstein, 1G. Richard H. Klein, 1.H. James H. Richardson, 1.I. Michael A. Woronoff.	Issuer	No
				2. To vote upon the amendment and restatement of Company's Amended and Restated 1997 Stock Award and Incentive Plan.	Issuer	No
				3. To cast a non-binding advisory vote on a resolution to approve the compensation of the Company's named executive officers.	Issuer	No
				4. To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accountants for the fiscal year ending December 31, 2020.	Issuer	No

American Tower Corporation	AMT	03027X100	5/18/2020	1. Proposal to elect eleven directors: 1A. Thomas A. Bartlett 1B. Raymond P. Dolan, 1C. Robert D. Hormats, 1D. Gustavo Lara Cantu, 1E. Grace D. Lieblein, 1F. Craig Macnab, 1G. JoAnn A. Reed, 1H. Pamela D.A. Reeve, 1I. David E. Sharbutt, 1J. Bruce L. Tanner, 1K. Samme L. Thompson.	Issuer	No
				2. To ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2020.	Issuer	No
				3. To approve, on an advisory basis, the Company's executive compensation.	Issuer	No
				4. To require periodic reports on political contributions and expenditures.	Security Holder	No
				5. To amend the bylaws to reduce the ownership threshold required to cal a special meeting of the stockholders.	Security Holder	No

Boston Properties, Inc.	BXP	101121101	5/20/2020	1. To elect eleven directors: 1A. Joel I. Klein, 1B.. Kelly A. Ayotte, 1C. Bruce W. Duncan, 1D. Karen E. Dykstra, 1E. Carol B. Einiger, 1F. Diane J. Hoskins, 1G. Douglas T. Linde, 1H. Matthew J. Lustig, 1I. Owen D. Thomas, 1J. David A. Twardock, 1K. William H. Walton,III.	Issuer	No
				2. To approve, by non-binding, advisory resolution, the Company's named executive officers compensation.	Issuer	No
				3. To ratify the Audit Committee's appointment of PricewaterhouseCooper LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2020.	Issuer	No

CoreCivic, Inc.	CXW	21871N101	5/14/2020	1. Election of eleven directors: 1A. Donna M. Alvardo, 1B. Robert J. Dennis, 1C. Mark A. Emkes, 1D. Damon T. Hininger, 1E. Stacia A. Hylton, 1F. Harley G. Lappin, 1G. Anne L. Mariucci, 1H. Thurgood Marshall, Jr., 1I. Devin I. Murphy, 1J. Charles L. Overby, 1K. John R. Prann, Jr..	Issuer	Yes	For	For
				2. Non-binding ratification of the appointment by our Audit Committee of Ernst & Young LLP as Company's independent registered public accounting firm for the fiscal year ending December 31, 2020.	Issuer	Yes	For	For
				3. Advisory vote to approve the compensation of Company's named executive officers.	Issuer	Yes	For	For
				4. Vote to approve the CoreCivic, Inc. 2020 Stock Incentive Plan.	Issuer	Yes	Against	Against

Crown Castle International Corp	CCI	22822V101	5/14/2020	1. To elect twelve directors: 1A. P. Roberto Bartolo, 1B. Jay A. Brown, 1C. Cindy Christy, 1D. Ari Q. Fitzgerald, 1E. Robert E. Garrison II, 1F. Andrea J. Goldsmith, 1G. Lee W. Hogan, 1H. Edward C. Hutcheson, Jr., 1I. J. Landis Martin, 1J. Robert F. McKenzie, 1K. Anthony J. Melone, 1L. W. Benjamin Moreland.	Issuer	Yes	For	For
				2. The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal year 2020.	Issuer	Yes	For	For
				3. The non-binding, advisory vote to approve the compensation of the Company's named executive officers.	Issuer	Yes	For	For

CubeSmart	CUBE	229663109	5/12/2020	1. To elect eight directors: 01. Piero Bussani, 02. Dorothy Dowling, 03. John W. Fain, 04. Marianne M. Keler, 05. Christopher P. Marr, 06. Deborah Ratner Salzberg, 07. John F. Remondi, 08. Jeffrey F. Rogatz.	Issuer	No
				2. To ratify the appointment of KPMG LLP as Company's independent registered public accounting firm for the year ending December 31, 2020.	Issuer	No
				3. To cast an advisory vote to approve executive compensation.	Issuer	No

D.R. Horton, Inc.	DHI	23331A109	1/22/2020	1. To elect six directors: 1A. Donald R. Horton, 1B. Barbara K. Allen, 1C. Brad S. Anderson, 1D. Michael R. Buchanan, 1E. Michael W. Hewatt, 1F. Maribess L. Miller.	Issuer	No
				2. Approval of the advisory resolution on executive compensation.	Issuer	No
				3. Ratify the appointment of Ernst & Young LLP as Company's independent registered public accounting firm.	Issuer	No

The Geo Group, Inc.	GEO	36162J106	5/19/2020	1. Election of eight directors: 01. Anne N. Foreman, 02. Richard H. Glanton, 03. Jose Gordo 04. Scott M. Kernan, 05. Guido Van Hauwermeiren, 06. Christopher C. Wheeler, 07. Julie Myers Wood, 08. George C. Zoley.	Issuer	Yes	For	For
				2. To ratify the appointment of Grant Thornton LLP as the Company's independent registered public accountants for the 2020 fiscal year.	Issuer	Yes	For	For
				3. To hold an advisory vote to approve named executive officer compensation.	Issuer	Yes	For	For
				4. Shareholder proposal regarding a lobbying report.	Security Holder	Yes	Against	For

Innovative Industrial Properties, Inc.	IIPR	45781V101	6/2/2020	1. Elect six directors: 01. Alan Gold, 02. Gary Kreitzer, 03. Mary Curran, 04. Scott Shoemaker, 05. Paul Smithers, 06. David Stecher.	Issuer	No
				2. Ratification of BDO USA, LLP as the Company's independent registered public accounting for the year ending December 31, 2020.	Issuer	No
				3. Approval of an amendment to the Company's charter to provide stockholders the ability to alter, amend or repeal the Company's bylaws and adopt new bylaws.	Issuer	No
				4. Approval on a non-binding advisory basis of the compensation of the Company's named executive officers.	Issuer	No
				5. To recommend, by non-binding advisory vote, the frequency of stockholder non-binding advisory votes relating to the Company's executive compensation to 3 years.	Issuer	No
Invitation Homes Inc.	INVH	46187W107	5/20/2020	1. To elect eleven directors: 1. Bryce Blair, 02. Dallas B. Tanner, 03. Jana Cohen Barbe, 04. Richard D. Bronson, 05. Michael D. Fascitelli, 06. Jeffrey E. Kelter, 07. Joseph D. Margolis, 08. John B. Rhea, 09. J. Heidi Roizen, 10. Janice L. Sears, 11. William J. Stein.	Issuer	No

				2. To ratify the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for 2020.	Issuer	No
				3. To approve, in a non-binding advisory vote, the compensation paid to our named executive officers.	Issuer	No

KB Home	KBH	48666K109	4/9/2020	1. To elect ten directors: 1A. Dorene C. Dominguez, 1B. Timothy W. Finchem, 1C. Dr. Stuart A. Gabriel, 1D. Dr. Thomas W. Gilligan, 1E. Kenneth M. Jastrow, II, 1F. Robert L. Johnson, 1G. Melissa Lora, 1H. Jeffrey T. Mezger, 1I. James C. Weaver, 1J. Michael W. Wood.	Issuer	Yes	For	For
				2. Advisory vote to approve named executive officer compensation.	Issuer	Yes	For	For
				3. Ratify Ernst & Young LLP's appointment as KB Home's independent registered public accounting firm for the fiscal year ending November 30, 2020.	Issuer	Yes	For	For

Lennar Corporation	LEN	526057104	4/7/2020	1. Elect twelve directors: 1A. Rick Beckwitt, 1B. Irving Bolotin, 1C. Steven L. Gerard, 1D. Tig Gilliam 1E. Sherrill W. Hudson, 1F. Jonathan M. Jaffe, 1G. Sidney Lapidus, 1H. Teri P. McClure, 1I. Stuart Miller, 1J. Armando Olivera, 1K. Jeffrey Sonnenfeld, 1L. Scott Stowell.	Issuer	Yes	For	For
				2. Approve, on an advisory basis, the compensation of named executive officers.	Issuer	Yes	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for the fiscal year ending November 30, 2020.	Issuer	Yes	For	For

Petroleo Brasileiro S.A.	PBR	71654V408	8/9/2019	I. Election of two members of the Board of Directors appointed by the controlling shareholder: 1. Nivio Ziviani, 2. Walter Mendes de Oliveira Filho.	Issuer	No
				II. Withdrawal of the public offering and delisting of the shares of Petroleo Brasileiro S.A. - Petrobras of Bolsas y Mercados Argentinos SA ("BYMA"), through a voluntary withdrawal of the public offering regime in Argentia, based on Article 32, subsection "C", Section VIII, Chapter II of Title III of the Comision Nacional de Valores ("CNV"), which alows the Company to withdraw the public offering and delisting regime in BYMA without the need to make a public offering of actions.	Issuer	No

Petroleo Brasileiro S.A.	PBR	71654V408	9/30/2019	I. Merger of Petrobras Logistica de Gas S.A. ("Logigas") into Petrobras to: (1) Confirm KPMG Auditores Independentes ("KPMG") as Petrobras' contractor to prepare the relevant Logigas' Evaluation Report, at book value, pursuant to paragraph 1 of article 227 of the Act 6404, of 12.15.1976. (2) Approve the Evaluation Report prepared by KPMG at book value regarding Logigas' shareholder' equity. (3) Approve all terms and conditions of the Merger Proposal and Basis, entered into by...	Issuer	No
				II. Proposal of amendment to Petrobras" Articles of Merger in order to change articles 18, 20, 21, 23, 25, 29, 30, 35, 43 and 53 of said charter, and consequent consolidation of said Articles of Merger pursuant to Management proposal filed with the Brazilian Securities and Exchange Commission - CM (Comissao de Valores Mobilarios) and Company through respective electronic addresses.	Issuer	No
				III. Amend the overall amount of management compensation, as approved by General and Special Shareholders' Meeting dated April 25, 2019, in order to include the Digital Transformation and Innovation Executive Officer's renumeration.	Issuer	No

SITE Centers Corp	DDR	82981J109	5/12/2020	1. To elect eight directors: 1.1 Linda B. Abraham, 1.2. Terrance R. Ahern, 1.3. Jane E. DeFlorio, 1.4. Thomas Finne, 1.5. David R. Lukes, 1.6. Victor B. MacFarlane, 1.7. Alexander Otto, 1.8. Dawn M. Sweeney.	Issuer	No
				2. Approval, on an advisory basis, of the compensation of the Company's named executive officers.	Issuer	No
				3. Ratification of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.	Issuer	No

Taylor Morrison Home Corporation	TMHC	87724P106	1/30/2020	1. Approve the issuance of shares of common stock of Taylor Morrison Home Corporation to William Lyon Homes stockholders in connection with the merger contemplated by the Agreement and Plan of Merger, dated as of November 5, 2019, by and among Taylor Morrison, Tower Merger Sub, Inc. and William Lyon Homes.	Issuer	No
				2. Approve the adjournment of the Taylor Morrison Special Meeting to another time or place, if necessary or appropriate, as determined by Taylor Morrison, to solicit additional proxies if there are insufficient votes at the time of the Taylor Morrison Special Meeting or any adjournments thereof to approve the share issuance proposal.	Issuer	No

Taylor Morrison Home Corporation	TMHC	87724P106	5/28/2020	1. To elect eight directors: 01. Jeffry L. Flake, 02. Gary H. Hunt, 03. Peter Lane, 04. William H. Lyon, 05. Anne L. Mariucci, 06. Andrea Owen, 07. Sheryl D. Palmer, 08. Denise F. Warren.	Issuer	Yes	For	For
				2. Advisory vote to approve the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				3. Advisory vote on the frequency of future advisory votes to approve the compensation of Company's named executive officers at 1 year.	Issuer	Yes	For	For
				4. Ratification of the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for the fiscal year ending December 31, 2020.	Issuer	Yes	For	For

Weyerhaeuser Company	WY	962166104	5/15/2020	1. To elect eleven directors: 1A. Mark A. Emmert, 1B. Rick R. Holley, 1C. Sara Grootwassink Lewis, 1D. Al Monaco, 1E. Nicole W. Piasecki, 1F. Marc F. Racicot, 1G. Lawrence A. Selzer, 1H. D. Michael Stauert, 1I. Devin W. Stockfish, 1J. Kim Williams, 1K. Charles R. Williamson.	Issuer	No
				2. Approval, on an advisory basis, of the compensation of the named executive officers.	Issuer	No
				3. Ratification of selection of KPMG LLP as independent registered public accounting firm for 2020.	Issuer	No

CGM Trust - File No. 811-00082

CGM Focus Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
Abbvie Inc.	ABB	00287Y109	5/8/2020	1. To elect four directors: 01 Robert J. Alpern, 02. Edward M. Liddy, 03. Melody B. Meyer, 04. Frederick H. Waddell.	Issuer	Yes	For	For
				2. Ratification of Ernst & Young LLP as AbbVie's independent registered public accounting firm for 2020.	Issuer	Yes	For	For
				3. An advisory vote on the approval of executive compensation.	Issuer	Yes	For	For
				4. Approval of a management proposal regarding amendment of the certificate of incorporation to eliminate supermajority voting.	Issuer	Yes	For	For
				5. Stockholder proposal to Issue and Annual Report on Lobbying.	Security Holder	Yes	Against	For
				6. Stockholder proposal to Adopt a Policy to Require Independent Chairman.	Security Holder	Yes	Against	For
				7. Stockholder proposal to Issue a Compensation Committee Report on Drug Pricing.	Security Holder	Yes	Against	For

Adobe Inc.	ADBE	00724F101	4/9/2020	1. To elect eleven directors: 1A. Amy Banse, 1B. Frank Calderoni, 1C. James Daley, 1D. Laura Desmond, 1E. Charles Geschke, 1F. Shantanu Narayen, 1G. Kathleen Oberg, 1H. Dheeraj Pandey, 1I. David Ricks, 1J. Daniel Rosensweig, 1K. John Warnock.	Issuer	Yes	For	For
				2. Approve the 2020 Employee Stock Purchase Plan, which amends and restates the 1997 Employee Stock Purchase Plan.		Yes	For	For
				3. Ratify the appointment of KPMG LLP as Adobe's independent registered public accounting firm for fiscal year ending on November 27, 2020.		Yes	For	For
				4. Approve, on advisory basis, the compensation of named executive officers.		Yes	For	For
				5. Consider and vote upon one stockholder proposal regarding gender/racial pay equity.	Security Holder	Yes	Against	For

Azul S.A.	AZUL	05501U106	12/9/2019	1. To approve the execution of a Cooperation Agreement to be carried out between Azul Linhas Aereas Brasileiras S.A. ("ALAB") and Transportes Aereos Portugueses, SA. ("TAP"), an entity in which our controlling shareholder owns a relevant share participation, regarding a "Non-Corporate Joint Venture" directed to offer joint air transport services.	Issuer	No

Horizon Therapeutics PLC	HZNP	G4618801	4/30/2020	1A. Election of Class III Director: Gino Santini.	Issuer	Yes	For	For
				1B. Election of Class III Director: James Shannon, M.D.	Issuer	Yes	For	For
				1C. Election of Class III Director: Timothy Walbert.	Issuer	Yes	For	For
				2. Approval of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for fiscal year ending December 31, 2020 and authorization of the Audit Committee to determine the auditors' renumeration.	Issuer	Yes	For	For
				3. Approval, on advisory basis, of the compensation of Company's named executive officers.	Issuer	Yes	For	For
				4. Authorization for us and / or any of our subsidiaries to make market purchases or overseas market purchases of our ordinary shares.	Issuer	Yes	For	For

				5. Approval of the 2020 Equity Incentive Plan.	Issuer	Yes	For	For
				6. Approval of the 2020 Employee Share Purchase Plan.	Issuer	Yes	For	For

L3Harris Technologies Inc.	LHX	502431109	10/25/2019	1. To elect twelve directors: 1A. Sallie B. Bailey, 1B. William M. Brown, 1C. Peter W. Chiarelli, 1D. Thomas A. Corcoran, 1E. Thomas A. Dattilo, 1F. Roger B. Fradin, 1G. Lewis Hay III, 1H. Lewis Kramer, 1I. Christopher E. Kubasik, 1J. Rita S. Lane, 1K. Robert B. Millard, 1L. Lloyd W. Newton.	Issuer	Yes	For	For
				2. Advisory vote to approve the compensation of named executive officers.	Issuer	Yes	For	For
				3. Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal transition period ending January 3, 2020.	Issuer	Yes	For	For

Lennar Corporation	LEN	526057104	4/7/2020	1. Elect twelve directors: 1A. Rick Beckwitt, 1B. Irving Bolotin, 1C. Steven L. Gerard, 1D. Tig Gilliam 1E. Sherrill W. Hudson, 1F. Jonathan M. Jaffe, 1G. Sidney Lapidus, 1H. Teri P. McClure, 1I. Stuart Miller, 1J. Armando Olivera, 1K. Jeffrey Sonnenfeld, 1L. Scott Stowell.	Issuer	Yes	For	For
				2. Approve, on an advisory basis, the compensation of named executive officers.	Issuer	Yes	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for the fiscal year ending November 30, 2020.	Issuer	Yes	For	For

Microsoft Corporation	MSFT	594918104	12/4/2019	1. To elect thirteen directors: 1A. Williams H. Gates III, 1B. Reid G. Hoffman, 1C. Hugh F. Johnston, 1D. Teri L. List-Stoll, 1E. Satya Nadella, 1F. Sandra E. Peterson, 1G. Penny S. Pritzker, 1H. Charles W. Scharf, 1I. Arne M. Sorenson, 1J. John W. Stanton, 1K. John W. Thompson, 1L. Emma Walmsley, 1M. Padmasree Warrior.	Issuer	Yes	For	For
				2. Advisory vote to approve named executive officer compensation.	Issuer	Yes	For	For
				3. Ratification of Deloitte & Touche LLP as Company's independent auditor for fiscal year 2020.	Issuer	Yes	For	For
				4. Shareholder proposal regarding report on employee representation on board of directors.	Security Holder	Yes	Against	For
				5. Shareholder proposal regarding report on gender pay gap.	Security Holder	Yes	Against	For

Northrop Grumman Corporation	NOC	666807102	5/20/2020	1. To elect twelve directors: 1a. Kathy J. Warden, 1b. Marianne C. Brown, 1c. Donald E. Felsinger, 1d. Ann M. Fudge, 1e. Bruce S. Gordon, 1f. William H. Hernandez, 1g. Madeleine A. Kleiner, 1h. Karl J. Krapek, 1i. Gary Roughead, 1j. Thomas M. Schoewe, 1k. James S. Turley, 1l. Mark A. Welsh III.	Issuer	Yes	For	For
				2. Proposal to approve, on an advisory basis, the compensation of the Company's executive officers.	Issuer	Yes	For	For
				3. Proposal to ratify the appointment of Deloitte & Touche LLP as the Company's independent auditor for fiscal year ending December 31, 2020.	Issuer	Yes	For	For
				4. Shareholder proposal that the Company assess and report on potential human rights impacts that could result from governments' us of the Company's products and services, including in conflict-affected areas.	Security Holder	Yes	Against	For
				5. Shareholder proposal to move to a 3% ownership threshold for shareholders to request action by written consent.	Security Holder	Yes	Against	For

Petroleo Brasileiro S.A.	PBR	71654V408	8/9/2019	I. Election of two members of the Board of Directors appointed by the controlling shareholder: 1. Nivio Ziviani, 2. Walter Mendes de Oliveira Filho.	Issuer	No
				II. Withdrawal of the public offering and delisting of the shares of Petroleo Brasileiro S.A. - Petrobras of Bolsas y Mercados Argentinos SA ("BYMA"), through a voluntary withdrawal of the public offering regime in Argentia, based on Article 32, subsection "C", Section VIII, Chapter II of Title III of the Comision Nacional de Valores ("CNV"), which alows the Company to withdraw the public offering and delisting regime in BYMA without the need to make a public offering of actions.	Issuer	No

Petroleo Brasileiro S.A.	PBR	71654V408	9/30/2019	I. Merger of Petrobras Logistica de Gas S.A. ("Logigas") into Petrobras to: (1) Confirm KPMG Auditores Independentes ("KPMG") as Petrobras' contractor to prepare the relevant Logigas' Evaluation Report, at book value, pursuant to paragraph 1 of article 227 of the Act 6404, of 12.15.1976. (2) Approve the Evaluation Report prepared by KPMG at book value regarding Logigas' shareholder' equity. (3) Approve all terms and conditions of the Merger Proposal and Basis, entered into by...	Issuer	No
				II. Proposal of amendment to Petrobras" Articles of Merger in order to change articles 18, 20, 21, 23, 25, 29, 30, 35, 43 and 53 of said charter, and consequent consolidation of said Articles of Merger pursuant to Management proposal filed with the Brazilian Securties and Exchange Commission - CM (Comissao de Valores Mobilarios) and Company through respective electronic addresses.	Issuer	No
				III. Amend the overall amount of management compensation, as approved by General and Special Shareholders' Meeting dated April 25, 2019, in order to include the Digital Transformation and Innovation Executive Officer's renumeration.	Issuer	No

Philip Morris International Inc.	PM	718172109	5/6/2020	1. To elect ten directors: 1a. Andre Calantzopoulos, 1b. Louis C. Camilleri, 1c. Werner Geissler, 1d. Lisa A. Hook, 1e. Jennifer Li, 1f. Jun Makihara, 1g. Kalpana Morparia, 1h. Lucio A. Noto, 1i. Frederik Paulsen, 1j. Robert B. Polet.	Issuer	Yes	For	For
				2. Advisory vote approving executive compensation.	Issuer	Yes	For	For
				3. Ratfication of PricewaterhouseCoopers SA as independent auditors.	Issuer	Yes	For	For

Taylor Morrison Home Corporation	TMHC	87724P106	1/30/2020	1. Approve the issuance of shares of common stock of Taylor Morrison Home Corporation to William Lyon Homes stockholders in connection with the merger contemplated by the Agreement and Plan of Merger, dated as of November 5, 2019, by and among Taylor Morrison, Tower Merger Sub, Inc. and William Lyon Homes.	Issuer	No
				2. Approve the adjournment of the Taylor Morrison Special Meeting to another time or place, if necessary or appropriate, as determined by Taylor Morrison, to solicit additional proxies if there are insufficient votes at the time of the Taylor Morrison Special Meeting or any adjournments thereof to approve the share issuance proposal.	Issuer	No

Taylor Morrison Home Corporation	TMHC	87724P106	5/28/2020	1. To elect eight directors: 01. Jeffry L. Flake, 02. Gary H. Hunt, 03. Peter Lane, 04. William H. Lyon, 05. Anne L. Mariucci, 06. Andrea Owen, 07. Sheryl D. Palmer, 08. Denise F. Warren.	Issuer	Yes	For	For
				2. Advisory vote to approve the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				3. Advisory vote on the frequency of future advisory votes to approve the compensation of Company's named executive officers at 1 year.	Issuer	Yes	For	For

				4. Ratification of the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for the fiscal year ending December 31, 2020.	Issuer	Yes	For	For

Thor Industries, Inc.	THO	885160101	12/13/2019	1. To elect nine directors: 01. Andrew Graves, 02. Amelia A. Huntington, 03. Wilson Jones, 04. Christopher Klein, 05. J. Allen Kosowsky, 06. Robert W. Martin, 07. Peter B. Orthwein, 08. Jan H. Suwinski, 09. James L. Ziemer.	Issuer	Yes	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for fiscal year 2020.	Issuer	Yes	For	For
				3. Non-binding advisory vote to approve the compensation of Company's named executive officers.	Issuer	Yes	For	For

Vertex Pharmaceuticals Incorporated	VRTX	92532F100	6/3/2020	1. To elect ten directors: 1A. Sangeeta Bhatia, 1B. Lloyed Carney, 1C. Alan Garber, 1D. Terrence Kearney, 1E. Reshma Kewalramani, 1F. Yuchun Lee, 1G. Jeffrey Leiden, 1H. Margaret McGlynn, 1I. Diana McKenzie, 1J. Bruce Sachs.	Issuer	Yes	For	For
				2. Ratification of Ernst & Young LLP as Company's independent registered public accounting firm for the year ending December 31, 2020.	Issuer	Yes	For	For
				3. Advisory vote on named executive officer compensation.	Issuer	Yes	For	For
				4. Shareholder proposal regarding a report on Company's policies and activities with respect to lobbying.	Security Holder	Yes	No	For

VF Corporation	VFC	918204108	7/16/2019	1. To elect twelve directors: 01. Richard T. Carucci, 02. Juliana L. Chugg, 03. Benno Dorer, 04. Mark S. Hoplamazian, 05. Laura W. Lang, 06. W. Alan McCollough, 07. W. Rodney McMullen, 08. Clarence Otis, Jr., 09. Steven E. Rendle, 10. Carol L. Roberts, 11. Matthew J. Shattock, 12. Veronica B. Wu.	Issuer	No
				2. Advisory vote to approve named executive officer compensation.	Issuer	No
				3. Ratification of the selection of PricewaterhouseCoopers LLP as VF's independent registered public accounting firm for the 2020 fiscal year.	Issuer	No

Vulcan Materials Company	VMC	929160109	5/8/2020	1. To elect four directors: 1A. Melissa H. Anderson, 1B. O.B. Grayson Hall, Jr., 1C. James T. Prokopanko, 1D. George Willis.	Issuer	No
				2. Approval, on an advisory basis, of the compensation of Company's named executive officers.	Issuer	No
				3. Ratification of the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for 2020.	Issuer	No

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CGM TRUST

By (Signature and Title)*	/s/ David C. Fietze
David C. Fietze, President

Date	August 28, 2020

* Print the name and title of each signing officer under his or her signature.